Securities Sold Under Repurchase Agreements and Interbank and Institutional Market Funds - Summary of Subordinated Debt, Including Perpetual Debts (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Repurchase Agreements [Line Items]
Debt securities	R$ 75,036	R$ 74,916
Subordinated financial bills | BRL
Disclosure Of Repurchase Agreements [Line Items]
Debt securities	20,065	13,196
Subordinated financial bills | BRL | 2021 | 109.25% to 110.5% of CDI
Disclosure Of Repurchase Agreements [Line Items]
Principal amount	R$ 6
Issue	2011
Maturity	2021
Return p.a.	109.25% to 110.5% of CDI
Debt securities		14
Subordinated financial bills | BRL | 2022 | IPCA + 5.15% to 5.83%
Disclosure Of Repurchase Agreements [Line Items]
Principal amount	R$ 2,313
Issue	2012
Maturity	2022
Return p.a.	IPCA + 5.15% to 5.83%
Debt securities	R$ 6,380	5,484
Subordinated financial bills | BRL | 2022 | IGPM + 4.63%
Disclosure Of Repurchase Agreements [Line Items]
Principal amount	R$ 20
Issue	2012
Maturity	2022
Return p.a.	IGPM + 4.63%
Debt securities	R$ 44	38
Subordinated financial bills | BRL | Perpetual | 114% of SELIC
Disclosure Of Repurchase Agreements [Line Items]
Principal amount	R$ 2,146
Issue	2019
Maturity	Perpetual
Return p.a.	114% of SELIC
Debt securities	R$ 2,187	2,143
Subordinated financial bills | BRL | Perpetual | SELIC + 1.17% to 1.19%
Disclosure Of Repurchase Agreements [Line Items]
Principal amount	R$ 935
Issue	2019
Maturity	Perpetual
Return p.a.	SELIC + 1.17% to 1.19%
Debt securities	R$ 976	963
Subordinated financial bills | BRL | 2028 | CDI + 0.72%
Disclosure Of Repurchase Agreements [Line Items]
Principal amount	R$ 50
Issue	2019
Maturity	2028
Return p.a.	CDI + 0.72%
Debt securities	R$ 55	52
Subordinated financial bills | BRL | 2029 | CDI + 0.75%
Disclosure Of Repurchase Agreements [Line Items]
Principal amount	R$ 2,281
Issue	2019
Maturity	2029
Return p.a.	CDI + 0.75%
Debt securities	R$ 2,502	2,379
Subordinated financial bills | BRL | 2029 | CDI + 2%
Disclosure Of Repurchase Agreements [Line Items]
Principal amount	R$ 450
Issue	2020
Maturity	2029
Return p.a.	CDI + 2%
Debt securities	R$ 481	452
Subordinated financial bills | BRL | 2030 | CDI + 2%
Disclosure Of Repurchase Agreements [Line Items]
Principal amount	R$ 1,556
Issue	2020
Maturity	2030
Return p.a.	CDI + 2%
Debt securities	R$ 1,664	1,562
Subordinated financial bills | BRL | 2030 | IPCA + 4.64%
Disclosure Of Repurchase Agreements [Line Items]
Principal amount	R$ 106
Issue	2020
Maturity	2030
Return p.a.	IPCA + 4.64%
Debt securities	R$ 125	109
Subordinated financial bills | BRL | 2031 | CDI + 2%
Disclosure Of Repurchase Agreements [Line Items]
Principal amount	R$ 5,488
Issue	2021
Maturity	2031
Return p.a.	CDI + 2%
Debt securities	R$ 5,651
Subordinated euronotes | USD
Disclosure Of Repurchase Agreements [Line Items]
Debt securities	47,409	53,799
Subordinated euronotes | USD | 2021 | 5.75%
Disclosure Of Repurchase Agreements [Line Items]
Principal amount	R$ 1,000
Issue	2010
Maturity	2021
Return p.a.	5.75%
Debt securities		5,361
Subordinated euronotes | USD | 2021 | 5.75% to 6.2%
Disclosure Of Repurchase Agreements [Line Items]
Principal amount	R$ 1,042
Issue	2011
Maturity	2021
Return p.a.	5.75% to 6.2%
Debt securities		3,891
Subordinated euronotes | USD | 2021 | 6.20%
Disclosure Of Repurchase Agreements [Line Items]
Principal amount	R$ 550
Issue	2012
Maturity	2021
Return p.a.	6.2%
Debt securities		2,858
Subordinated euronotes | USD | 2022 | 5.5% to 5.65%
Disclosure Of Repurchase Agreements [Line Items]
Principal amount	R$ 2,592
Issue	2012
Maturity	2022
Return p.a.	5.5% to 5.65%
Debt securities	R$ 14,742	13,839
Subordinated euronotes | USD | Perpetual | 6.13%
Disclosure Of Repurchase Agreements [Line Items]
Principal amount	R$ 1,250
Issue	2017
Maturity	Perpetual
Return p.a.	6.13%
Debt securities	R$ 6,997	6,510
Subordinated euronotes | USD | Perpetual | 6.50%
Disclosure Of Repurchase Agreements [Line Items]
Principal amount	R$ 750
Issue	2018
Maturity	Perpetual
Return p.a.	6.5%
Debt securities	R$ 4,262	3,967
Subordinated euronotes | USD | Perpetual | 4.60%
Disclosure Of Repurchase Agreements [Line Items]
Principal amount	R$ 700
Issue	2020
Maturity	Perpetual
Return p.a.	4.6%
Debt securities	R$ 3,967	3,696
Subordinated euronotes | USD | 2029 | 4.50%
Disclosure Of Repurchase Agreements [Line Items]
Principal amount	R$ 750
Issue	2019
Maturity	2029
Return p.a.	4.5%
Debt securities	R$ 4,205	3,915
Subordinated euronotes | USD | 2031 | 3.90%
Disclosure Of Repurchase Agreements [Line Items]
Principal amount	R$ 500
Issue	2021
Maturity	2031
Return p.a.	3.9%
Debt securities	R$ 2,804
Subordinated euronotes | USD | 2023 | 5.13%
Disclosure Of Repurchase Agreements [Line Items]
Principal amount	R$ 1,858
Issue	2012
Maturity	2023
Return p.a.	5.13%
Debt securities	R$ 10,432	9,762
Subordinated bonds | CLP
Disclosure Of Repurchase Agreements [Line Items]
Debt securities	6,275	6,638
Subordinated bonds | CLP | 2022 | 7.45% to 8.30%
Disclosure Of Repurchase Agreements [Line Items]
Principal amount	R$ 27,776
Issue	1997
Maturity	2022
Return p.a.	7.45% to 8.30%
Debt securities	R$ 36	74
Subordinated bonds | CLP | 2033 | 3.50% to 4.92%
Disclosure Of Repurchase Agreements [Line Items]
Principal amount	R$ 180,351
Issue	2008
Maturity	2033
Return p.a.	3.50% to 4.92%
Debt securities	R$ 1,423	1,515
Subordinated bonds | CLP | 2035 | 4.75%
Disclosure Of Repurchase Agreements [Line Items]
Principal amount	R$ 97,962
Issue	2009
Maturity	2035
Return p.a.	4.75%
Debt securities	R$ 1,079	1,135
Subordinated bonds | CLP | 2035 | 3.90% to 3.96%
Disclosure Of Repurchase Agreements [Line Items]
Principal amount	R$ 1,060,250
Issue	2010
Maturity	2035
Return p.a.	3.90% to 3.96%
Debt securities	R$ 244	255
Subordinated bonds | CLP | 2032 | 4.35%
Disclosure Of Repurchase Agreements [Line Items]
Principal amount	R$ 1,060,250
Issue	2010
Maturity	2032
Return p.a.	4.35%
Debt securities	R$ 106	111
Subordinated bonds | CLP | 2036 | 4.48%
Disclosure Of Repurchase Agreements [Line Items]
Principal amount	R$ 1,060,250
Issue	2010
Maturity	2036
Return p.a.	4.48%
Debt securities	R$ 1,160	885
Subordinated bonds | CLP | 2038 | 3.90%
Disclosure Of Repurchase Agreements [Line Items]
Principal amount	R$ 1,060,250
Issue	2010
Maturity	2038
Return p.a.	3.9%
Debt securities	R$ 845	1,215
Subordinated bonds | CLP | 2040 | 4.15% to 4.29%
Disclosure Of Repurchase Agreements [Line Items]
Principal amount	R$ 1,060,250
Issue	2010
Maturity	2040
Return p.a.	4.15% to 4.29%
Debt securities	R$ 651	682
Subordinated bonds | CLP | 2042 | 4.45%
Disclosure Of Repurchase Agreements [Line Items]
Principal amount	R$ 1,060,250
Issue	2010
Maturity	2042
Return p.a.	4.45%
Debt securities	R$ 317	332
Subordinated bonds | CLP | 2034 | 3.80%
Disclosure Of Repurchase Agreements [Line Items]
Principal amount	R$ 57,168
Issue	2014
Maturity	2034
Return p.a.	3.8%
Debt securities	R$ 414	434
Subordinated bonds | COP
Disclosure Of Repurchase Agreements [Line Items]
Debt securities	1,287	1,283
Subordinated bonds | COP | 2028 | IPC + 2%
Disclosure Of Repurchase Agreements [Line Items]
Principal amount	R$ 146,000
Issue	2013
Maturity	2028
Return p.a.	IPC + 2%
Debt securities	R$ 203	224
Subordinated bonds | COP | 2023 | IPC + 2%
Disclosure Of Repurchase Agreements [Line Items]
Principal amount	R$ 104,000
Issue	2013
Maturity	2023
Return p.a.	IPC + 2%
Debt securities	R$ 145	160
Subordinated bonds | COP | 2024 | LIB
Disclosure Of Repurchase Agreements [Line Items]
Principal amount	R$ 648,171
Issue	2014
Maturity	2024
Return p.a.	LIB
Debt securities	R$ 939	R$ 899